Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Impact Shares NAACP Minority Empowerment ETF
Shareholder Report [Line Items]
Fund Name	Impact Shares NAACP Minority Empowerment ETF
Class Name	Impact Shares NAACP Minority Empowerment ETF
Trading Symbol	NACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares NAACP Minority Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 954-7733
Additional Information Website	www.impactetfs.org
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$59	0.49%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what aﬀected its performance?

During the reporting period, the Fund generated a total return of 39.96% (NAV) and 39.98% (Market). This compares to the 38.89% total return of the Morningstar Minority Empowerment Index, 22.02% total return of the Russell 1000 Total Return Index, and 22.24% for the Morningstar US Large-Mid Cap Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Information Technology and Communication Services were the leading contributors. Real Estate and Consumer Staples had the weakest contributions.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Micron Technology, Inc., Intel Corp., and Advanced Micro Devices, Inc. Conversely, the leading detractors included Microsoft Corp., Meta Platforms, Inc., and Accenture PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 Years	Since Inception
Impact Shares NAACP Minority Empowerment ETF - at NAV	39.96%	15.92%	17.34%
Russell 1000 Total Return Index (USD)	22.02%	12.66%	14.64%
Morningstar US Large-Mid Cap Index	22.24%	12.83%	14.78%
Morningstar Minority Empowerment Index	38.89%	14.67%	14.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.impactetfs.org for more recent performance information.
Net Assets	$ 75,956,000
Holdings Count | Holdings	203
Advisory Fees Paid, Amount	$ 301,430
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Size (Thousands)	$75,956
Number of Holdings	203
Total Advisory Fee Paid	$301,430
Portfolio Turnover Rate	25%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026 ) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Micron Technology, Inc.	5.7
Amazon.com, Inc.	4.7
NVIDIA Corp.	4.6
Tesla, Inc.	4.5
Alphabet, Inc.	4.5
Microsoft Corp.	4.3
Advanced Micro Devices, Inc.	4.3
Meta Platforms, Inc.	3.4
Intel Corp.	2.7
Lam Research Corp.	2.3

Impact Shares Women's Empowerment ETF
Shareholder Report [Line Items]
Fund Name	Impact Shares Women's Empowerment ETF
Class Name	Impact Shares Women's Empowerment ETF
Trading Symbol	WOMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Shares Women's Empowerment ETF (the "Fund") for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954‑7733 or by writing to Impact Shares Women's Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 954‑7733
Additional Information Website	www.impactetfs.org
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares Women's Empowerment ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what aﬀected its performance?

During the reporting period, the Fund generated a total return of 7.91% (NAV) and 7.87% (Market). This compares to the 8.80% total return of the Morningstar Women’s Empowerment Index, 22.02% total return of the Russell 1000 Total Return Index, and 22.24% for the Morningstar US Large-Mid Cap Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Health Care and Energy were the leading contributors, while Information Technology and Consumer Staples were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Cisco Systems, Inc., Apple, Inc., and Exxon Mobil Corp. Conversely, the leading detractors included Microsoft Corp., Intuit, Inc., and Accenture PLC.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 Years	Since Inception
Impact Shares Women's Empowerment ETF - at NAV	7.91%	8.58%	13.51%
Russell 1000 Total Return Index (USD)	22.02%	12.66%	14.51%
Morningstar US Large-Mid Cap Index	22.24%	12.83%	14.75%
Morningstar Women's Empowerment Index	8.80%	9.14%	12.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.impactetfs.org for more recent performance information.
Net Assets	$ 55,136,000
Holdings Count | Holdings	203
Advisory Fees Paid, Amount	$ 464,284
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Size (Thousands)	$55,136
Number of Holdings	203
Total Advisory Fee Paid	$464,284
Portfolio Turnover Rate	43%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026 ) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Alphabet, Inc. - Class A	4.9
Microsoft Corp.	4.5
NVIDIA Corp.	4.4
Cisco Systems, Inc.	3.8
JPMorgan Chase & Co.	3.4
Verizon Communications, Inc.	2.8
Texas Instruments, Inc.	2.4
International Business Machines Corp.	2.3
Visa, Inc. - Class A	2.3
Exxon Mobil Corp.	2.2